Provisions - Movements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements
Balance as on beginning	€ 141	€ 103
Charges	80	94
Releases	(52)	(9)
Utilisation	(77)	(44)
Provisions retained by Unilever	(19)
Currency retranslation	(3)	(3)
Balance as on end	70	141
Restructuring
Movements
Balance as on beginning	85	18
Charges	55	75
Releases	(45)	(1)
Utilisation	(68)	(9)
Provisions retained by Unilever	(9)
Currency retranslation	(1)	2
Balance as on end	17	85
Legal
Movements
Balance as on beginning	26	30
Charges	4	7
Releases	(5)	(4)
Utilisation	(4)	(6)
Provisions retained by Unilever	(1)
Currency retranslation	(1)	(1)
Balance as on end	19	26
Brazil indirect taxes
Movements
Balance as on beginning	6	30
Charges	1	2
Utilisation		(22)
Currency retranslation		(4)
Balance as on end	7	6
Other
Movements
Balance as on beginning	24	25
Charges	20	10
Releases	(2)	(4)
Utilisation	(5)	(7)
Provisions retained by Unilever	(9)
Currency retranslation	(1)
Balance as on end	€ 27	€ 24